Adjustments Included in Preparation of Unaudited Pro Forma Net Income (Detail) (Location Labs, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Location Labs
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Historical net income of Location Labs prior to merger	$ (46,019)		$ 3,610
Eliminate historical amortization of capitalized software	3,614		2,712
Amortization on intangible assets acquired	(9,727)	[1]	(12,287)	[1]
Acquisition related costs	9,026	[2]	(9,026)	[2]
Net adjustment to operating income	2,913		(18,601)
Eliminate historical Location Labs interest expense	752	[3]	1,010	[3]
Interest expense on the new credit facility	(6,534)	[4]	(8,253)	[4]
Amortization of deferred debt issuance costs related to the new credit facility	(466)	[5]	(589)	[5]
Net adjustment to Other income and expense, net	(6,248)		(7,832)
Net adjustment to income tax (provision) benefit	1,267		10,044
Net adjustment to Net income	$ (48,087)		$ (12,779)

[1]	For the purpose of the pro forma income statements, amortization has been calculated straight-line over the estimated useful lives of the intangible assets recognized on acquisition.
[2]	The supplemental pro forma net income for the year ended December 31, 2014 was adjusted to exclude costs of the merger incurred by the acquirer and acquiree of $9,026 and included in the supplemental pro forma net income for the year ended December 31, 2013.
[3]	In accordance with the acquisition agreement, the Company fully repaid the external borrowings of Location Labs. Had the acquisition been consummated at the beginning of 2013, the external borrowings would have been repaid at the beginning of the year and there would have been no interest expense.
[4]	The interest rates used for pro forma purposes are based on the rates to be in effect upon the closing of the merger. The interest rate on the terms loans under the new credit facility is 5.75% (based on an adjusted LIBOR rate plus a margin of 4.75% with a LIBOR floor of 1.00%).
[5]	Reflects amortization expense with respect to an assumed aggregate debt issuance costs of $3,528 under the new credit facility. This expense has been calculated using the effective interest rate method.